UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    EAC Management LP
Address: 55 East 59th Street, 15th Floor
         New York, New York  10022

13F File Number:  028-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mike Donatelli
Title:     Managing Member, General Partner
Phone:     (212) 500-2812

Signature, Place, and Date of Signing:

 /s/   Mike Donatelli     New York, New York     February 07, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $69,251 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARBITRON INC                   COM              03875Q108     1167    25000 SH       SOLE                    25000        0        0
CASCADE CORP                   COM              147195101     1774    27452 SH       SOLE                    27452        0        0
COVENTRY HEALTH CARE INC       COM              222862104     1257    28241 SH       SOLE                    28241        0        0
EPOCH HOLDING CORP             COM              29428R103     3906   140484 SH       SOLE                   140484        0        0
NEXEN INC                      COM              65334H102     1190    44284 SH       SOLE                    44284        0        0
OPNET TECHNOLOGIES INC         COM              683757108     2554    60923 SH       SOLE                    60923        0        0
PSS WORLD MED INC              COM              69366A100     3526   122212 SH       SOLE                   122212        0        0
RALCORP HLDGS INC NEW          COM              751028101    22814   255075 SH       SOLE                   255075        0        0
ROBBINS & MYERS INC            COM              770196103      594    10000 SH       SOLE                    10000        0        0
SHAW GROUP INC                 COM              820280105     5997   128982 SH       SOLE                   128982        0        0
TEAVANA HLDGS INC              COM              87819P102     3833   247689 SH       SOLE                   247689        0        0
WARNACO GROUP INC              COM NEW          934390402    19814   277523 SH       SOLE                   277523        0        0
YM BIOSCIENCES INC             COM              984238105      825   286300 SH       SOLE                   286300        0        0